Financial investments (Tables)	9 Months Ended
Sep. 30, 2018
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of September 30, 2018 and December 31, 2017 is as follows:

	Balance as of September 30, 2018	Balance as of December 31, 2017

	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	3,157	2,088
Derivative assets	15,350	8,230
Other receivable accounts at amortized cost	34,440	34,924
Total non-current financial investments	52,947	45,242

Fair value through profit or loss	-	1,715
Contracted concessional financial assets	145,807	131,066
Other receivable accounts at amortized cost	91,273	77,357
Total current financial investments	237,080	210,138